Severance Indemnities and Pension Plans [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2015	2016	2017	2015		2016		2017
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥37,540	¥47,739	¥49,057	¥13,095	¥1,222	¥14,842	¥1,409	¥13,107	¥990
Interest cost on projected benefit obligation	19,794	16,529	12,308	15,966	1,501	18,120	1,843	15,287	1,229
Expected return on plan assets	(55,082)	(59,461)	(60,255)	(24,945)	(1,937)	(30,486)	(2,341)	(29,339)	(2,047)
Amortization of net actuarial loss	13,900	7,698	17,764	11,890	273	11,743	1,810	12,707	1,366
Amortization of prior service cost	(8,933)	(7,613)	(6,348)	(1,189)	(560)	(2,307)	(927)	(2,045)	(1,534)
Loss (gain) on settlements and curtailment	(2,742)	(1,168)	(1,765)	88	—	11	—	(208)	—

Net periodic benefit cost	¥4,477	¥3,724	¥10,761	¥14,905	¥499	¥11,923	¥1,794	¥9,509	¥4

Summary of Assumptions Used in Computation [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2015	2016	2017	2015		2016		2017
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.23%	0.93%	0.68%	4.87%	4.63%	3.87%	3.83%	3.90%	3.03%
Discount rates in determining benefit obligation	0.93	0.68	0.82	3.87	3.83	4.17	4.09	3.81	3.86
Rates of increase in future compensation level for determining expense	3.36	3.23	3.23	4.64	—	4.65	—	4.65	—
Rates of increase in future compensation level for determining benefit obligation	3.23	3.23	3.23	4.65	—	4.65	—	4.65	—
Expected rates of return on plan assets	2.76	2.60	2.75	7.06	7.50	6.81	7.50	6.80	7.50

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries [Table Text Block]

	MUAH		Other than MUAH
	2016(1)	2017(1)	2016(1)	2017(1)
Initial trend rate	6.29%	4.64%	7.50%	7.50%
Ultimate trend rate	4.50%	3.96%	5.00%	4.50%
Year the rate reaches the ultimate trend rate	2026	2026	2021	2026

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥233	¥(233)	¥126	¥(93)
Effect on postretirement benefit obligation	3,844	(3,262)	840	(662)

Note:

(1)	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2015 and 2016, respectively.

Combined Funded Status and Amounts Recognized in Balance Sheets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2016	2017	2016		2017
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,822,223	¥1,850,847	¥480,235	¥44,591	¥470,578	¥46,061
Service cost	47,739	49,057	14,842	1,409	13,107	990
Interest cost	16,529	12,308	18,120	1,843	15,287	1,229
Plan participants’ contributions	—	—	16	886	13	866
Acquisitions/ Divestitures	(573)	(192)	—	—	—	—
Amendments	3,436	654	—	—	(8,311)	(8,562)
Actuarial loss (gain)	44,325	(35,868)	(16,373)	636	26,295	(489)
Benefits paid	(66,926)	(67,038)	(16,010)	(2,972)	(16,359)	(3,182)
Lump-sum payment	(15,906)	(15,920)	(608)	—	(724)	—
Translation adjustments and other	—	—	(9,644)	(332)	(21,423)	(1,691)

Benefit obligation at end of fiscal year	1,850,847	1,793,848	470,578	46,061	478,463	35,222

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,305,093	2,200,033	451,993	31,090	457,989	30,653
Actual return (loss) on plan assets	(90,572)	159,287	4,156	(303)	35,040	1,902
Employer contributions	52,610	54,000	26,444	1,935	21,648	1,099
Acquisitions/ Divestitures	(172)	28	—	—	—	—
Plan participants’ contributions	—	—	16	886	13	866
Benefits paid	(66,926)	(67,038)	(16,010)	(2,972)	(16,359)	(3,182)
Translation adjustments and other	—	—	(8,610)	17	(20,852)	(999)

Fair value of plan assets at end of fiscal year	2,200,033	2,346,310	457,989	30,653	477,479	30,339

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥365,427	¥569,218	¥31,574	¥—	¥43,405	¥—
Accrued benefit cost	(16,241)	(16,756)	(44,163)	(15,408)	(44,389)	(4,883)

Net amount recognized	¥349,186	¥552,462	¥(12,589)	¥(15,408)	¥(984)	¥(4,883)

Aggregated Accumulated Benefit Obligations [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2016	2017	2016	2017
	(in millions)
Aggregated accumulated benefit obligations	¥1,814,070	¥1,758,736	¥443,384	¥457,591

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2016	2017	2016	2017
	(in millions)
Projected benefit obligations	¥26,273	¥21,625	¥78,640	¥90,315
Accumulated benefit obligations	26,273	21,625	68,277	80,258
Fair value of plan assets	10,417	4,988	34,679	45,925

Amounts Recognized in Accumulated OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2016	2017	2016		2017
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥422,065	¥271,164	¥139,301	¥13,380	¥143,070	¥11,229
Prior service cost	(14,765)	(7,763)	(15,727)	(2,018)	(21,710)	(9,370)

Gross amount recognized in Accumulated OCI	407,300	263,401	123,574	11,362	121,360	1,859
Taxes	(168,456)	(122,871)	(48,222)	(3,974)	(47,387)	(534)

Net amount recognized in Accumulated OCI	¥238,844	¥140,530	¥75,352	¥7,388	¥73,973	¥1,325

Amounts Recognized in OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2016	2017	2016		2017
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥194,405	¥(134,902)	¥10,444	¥3,503	¥20,461	¥(330)
Prior service cost arising during the year	3,436	654	(54)	(4)	(8,311)	(8,562)
Losses (gains) due to amortization:
Net actuarial loss	(7,698)	(17,764)	(11,743)	(1,810)	(12,707)	(1,366)
Prior service cost	7,613	6,348	2,307	927	2,045	1,534
Curtailment and settlement	1,168	1,765	(11)	—	208	—
Foreign currency translation adjustments	—	—	(966)	(204)	(3,910)	(779)

Total changes in Accumulated OCI	¥198,924	¥(143,899)	¥(23)	¥2,412	¥(2,214)	¥(9,503)

Expected Amounts that Will be Amortized from Accumulated OCI in Next Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥7,986	¥10,154	¥1,664
Prior service cost	(1,160)	(3,205)	(2,874)

Total	¥6,826	¥6,949	¥(1,210)

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.9%	0.4%	—%
Japanese debt securities	33.5	—	—
Non-Japanese equity securities	13.9	57.8	70.0
Non-Japanese debt securities	6.8	28.8	30.0
Real estate	1.3	9.8	—
Short-term assets	6.6	3.2	—

Total	100.0%	100.0%	100.0%

Expected Contributions to Plan Assets in Next Fiscal Year [Table Text Block]

For the pension benefits of domestic subsidiaries	¥73.3 billion
For the pension benefits of foreign offices and subsidiaries	16.2 billion
For the other benefits of foreign offices and subsidiaries	1.0 billion

Estimated Future Benefit Payments [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2018	¥84,269	¥18,239	¥2,078
2019	81,474	19,878	2,014
2020	81,455	21,551	2,130
2021	81,746	22,778	2,225
2022	82,306	23,776	2,300
Thereafter (2023-2027)	407,352	173,837	12,007

Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) [Table Text Block]

	Domestic subsidiaries
Assets category	March 31, 2015	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2016
	(in millions)
Other debt securities	¥5,948	¥(5)	¥74	¥(90)	¥—	¥—	¥5,927
Other investment funds	881	(1)	(2)	(341)	—	—	537

Total	¥6,829	¥(6)	¥72	¥(431)	¥—	¥—	¥6,464

	Foreign offices and subsidiaries
Assets category	March 31, 2015	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2016
	(in millions)
Other investments	¥899	¥—	¥79	¥7	¥—	¥—	¥985

Total	¥899	¥—	¥79	¥7	¥—	¥—	¥985

	Domestic subsidiaries
Assets category	March 31, 2016	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2017
	(in millions)
Other debt securities	¥5,927	¥(669)	¥4	¥(5,054)	¥—	¥—	¥208
Other investment funds	537	1	1	(333)	—	—	206

Total	¥6,464	¥(668)	¥5	¥(5,387)	¥—	¥—	¥414

	Foreign offices and subsidiaries
Assets category	March 31, 2016	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2017
	(in millions)
Other investments	¥985	¥—	¥(34)	¥(191)	¥—	¥—	¥760

Total	¥985	¥—	¥(34)	¥(191)	¥—	¥—	¥760

Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

At March 31, 2016	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥121,327	¥—	¥—	¥121,327	¥—	¥—	¥—	¥—
Non-Japanese government bonds	22,552	2,269	—	24,821	—	16,218	—	16,218
Other debt securities	1,460	10,083	5,927	17,470	—	72,253	—	72,253
Japanese marketable equity securities	729,458	29	—	729,487	891	—	—	891
Non-Japanese marketable equity securities	27,510	1,374	—	28,884	33,312	1,071	—	34,383
Other investment funds	—	523	537	1,060	185,191	10,337	—	195,528	(2)
Japanese general account of life insurance companies(1)	—	225,754	—	225,754	—	—	—	—
Other investments	3,485	131,570	—	135,055	691	3,507	985	5,183

Total(3)	¥905,792	¥371,602	¥6,464	¥1,283,858	¥220,085	¥103,386	¥985	¥324,456

At March 31, 2017	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥137,201	¥—	¥—	¥137,201	¥—	¥—	¥—	¥—
Non-Japanese government bonds	14,817	2,411	—	17,228	16,161	3,811	—	19,972
Other debt securities	211	1,858	208	2,277	—	67,956	—	67,956
Japanese marketable equity securities	810,772	—	—	810,772	856	—	—	856
Non-Japanese marketable equity securities	33,385	287	—	33,672	37,986	682	—	38,668
Other investment funds	—	—	206	206	83,868	10,042	—	93,910	(2)
Japanese general account of life insurance companies(1)	—	225,921	—	225,921	—	—	—	—
Other investments	3,423	22,582	—	26,005	48	2,704	760	3,512

Total(3)	¥999,809	¥253,059	¥414	¥1,253,282	¥138,919	¥85,195	¥760	¥224,874

Notes:

(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2015 to March 31, 2016 and 1.25% from April 1, 2016 to March 31, 2017.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥174,082 million and ¥512 million, respectively, which were held by MUAH at December 31, 2015 and ¥79,763 million and ¥310 million, respectively, at December 31, 2016.
(3)	Investments in which fair value was measured based on net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. See Note 1 for the adoption of the new guidance.

Foreign Offices and Subsidiaries, Pension Benefits [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

At March 31, 2016	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥121,327	¥—	¥—	¥121,327	¥—	¥—	¥—	¥—
Non-Japanese government bonds	22,552	2,269	—	24,821	—	16,218	—	16,218
Other debt securities	1,460	10,083	5,927	17,470	—	72,253	—	72,253
Japanese marketable equity securities	729,458	29	—	729,487	891	—	—	891
Non-Japanese marketable equity securities	27,510	1,374	—	28,884	33,312	1,071	—	34,383
Other investment funds	—	523	537	1,060	185,191	10,337	—	195,528	(2)
Japanese general account of life insurance companies(1)	—	225,754	—	225,754	—	—	—	—
Other investments	3,485	131,570	—	135,055	691	3,507	985	5,183

Total(3)	¥905,792	¥371,602	¥6,464	¥1,283,858	¥220,085	¥103,386	¥985	¥324,456

At March 31, 2017	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥137,201	¥—	¥—	¥137,201	¥—	¥—	¥—	¥—
Non-Japanese government bonds	14,817	2,411	—	17,228	16,161	3,811	—	19,972
Other debt securities	211	1,858	208	2,277	—	67,956	—	67,956
Japanese marketable equity securities	810,772	—	—	810,772	856	—	—	856
Non-Japanese marketable equity securities	33,385	287	—	33,672	37,986	682	—	38,668
Other investment funds	—	—	206	206	83,868	10,042	—	93,910	(2)
Japanese general account of life insurance companies(1)	—	225,921	—	225,921	—	—	—	—
Other investments	3,423	22,582	—	26,005	48	2,704	760	3,512

Total(3)	¥999,809	¥253,059	¥414	¥1,253,282	¥138,919	¥85,195	¥760	¥224,874

Notes:

(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2015 to March 31, 2016 and 1.25% from April 1, 2016 to March 31, 2017.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥174,082 million and ¥512 million, respectively, which were held by MUAH at December 31, 2015 and ¥79,763 million and ¥310 million, respectively, at December 31, 2016.
(3)	Investments in which fair value was measured based on net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. See Note 1 for the adoption of the new guidance.

Foreign Offices and Subsidiaries, Other Benefits [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

	Foreign offices and subsidiaries
	2016				2017
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Non-Japanese government bonds	¥—	¥—	¥—	¥—	¥2,516	¥—	¥—	¥2,516
Other debt securities	—	6,477	—	6,477	—	5,219	—	5,219
Non-Japanese marketable equity securities	—	66	—	66	—	18	—	18
Other investment funds(1)	16,220	—	—	16,220	14,294	—	—	14,294
Other investments	—	326	—	326	2	6	—	8

Total(2)	¥16,220	¥6,869	¥—	¥23,089	¥16,812	¥5,243	¥—	¥22,055

Notes:

(1)	Other investment funds mainly consist of mutual funds.
(2)	Investments in which fair value was measured based on net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. See Note 1 for the adoption of the new guidance.

Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent) [Table Text Block]

	Foreign offices and subsidiaries
Assets category	2016	2017
	(in millions)
Other investment funds(1)	¥7,564	¥8,284

Total	¥7,564	¥8,284

Note:

(1)	Other investment funds of the foreign offices and subsidiaries include mutual funds and pooled separate accounts with variable life insurance policies of ¥1,953 million and ¥5,611 million, respectively, which were held by MUAH at December 31, 2015 and ¥441 million and ¥5,545 million, respectively, at December 31, 2016.

Pension Benefits and SIP Investments [Member]
Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent) [Table Text Block]

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2016		2017		2016		2017
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥92,355		¥101,958		¥—		¥—
Japanese debt securities	267,268		222,785		—		—
Non-Japanese marketable equity securities	182,903		187,939		—		—
Non-Japanese debt securities	97,688		84,199		—		—
Other	104,412		113,519		—		—

Total pooled funds	744,626		710,400		—		—

Other investment funds	171,549	(1)	382,628	(1)	133,533	(2)	252,605	(2)

Total	¥916,175		¥1,093,028		¥133,533		¥252,605

Notes:

(1)	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥151,789 million and ¥9,564 million, respectively, at March 31, 2016 and ¥358,584 million and ¥13,550 million, respectively, at March 31, 2017.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥41,793 million, ¥42,511 million and ¥27,224 million, respectively, at March 31, 2016 and ¥54,689 million, ¥40,779 million and ¥138,987 million, respectively, at March 31, 2017.